Debt - Additional information (Details) € in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 05, 2023 EUR (€) installment	Dec. 31, 2023 USD ($) drawdown	Dec. 31, 2023 EUR (€) drawdown	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Oct. 15, 2021 USD ($)	Aug. 26, 2021 USD ($)
Disclosure of financial liabilities [line items]
Derivative financial assets		$ 9,538		$ 0
Borrowings		636,059		494,414
At fair value
Disclosure of financial liabilities [line items]
Derivative financial assets		5,635		3,676
Commence on June 30, 2026
Disclosure of financial liabilities [line items]
Number of semi-annual installments | installment	14
Commence on December 31, 2026
Disclosure of financial liabilities [line items]
Number of semi-annual installments | installment	13
Term Facility
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 680,400
Proceeds from borrowings, classified as financing activities		95,893	€ 86,781
Borrowings		143,368		0
Term Facility | Borrowings, Drawdowns, Tranche One
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities		$ 166,738	€ 153,236
Term Facility | Borrowings, Drawdowns, Tranche Two
Disclosure of financial liabilities [line items]
Number of drawdowns | drawdown		4	4
Greek Recovery and Resilience Facility (RRF)
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	200,000
Proceeds from borrowings, classified as financing activities		$ 52,136
Borrowings		39,209		0
Greek Recovery and Resilience Facility (RRF) | Borrowings, Drawdowns, Tranche Three
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities		$ 52,136	€ 47,914
Initial Greek Recovery and Resilience Facility (RFF)
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 100,000
Initial Greek Recovery and Resilience Facility (RFF) | Fixed interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)	3.04%
Additional Greek Recovery and Resilience Facility (RFF)
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 100,000
Additional Greek Recovery and Resilience Facility (RFF) | Fixed interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)	4.06%
Revolving VAT facility
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 30,000
Borrowing term		18 months	18 months
Proceeds from borrowings, classified as financing activities		$ 14,588	€ 13,464	0
Repayment of term facility loan financing costs		11,328	10,505	0
Borrowings		3,269		0
Commercial Loans
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 480,400
Borrowing term	6 months
Proceeds from borrowings, classified as financing activities		114,602
Borrowings		100,890		0
Commercial Loans | Borrowings, Drawdowns, Tranche Two
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities		114,602	€ 105,322
Commercial Loans | Floating interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)	70.00%
Contingent Overrun Facility
Disclosure of financial liabilities [line items]
Additional capital costs (in percent)	10.00%
Senior Secured Credit Facility
Disclosure of financial liabilities [line items]
Notional amount		$ 250								$ 250,000
Additional borrowing capacity										$ 100,000
Borrowings undrawn standby fee (as a percent)		0.47813%			0.47813%	0.47813%
Senior Secured Credit Facility | Secured overnight financing rate (SOFR) | Borrowings, one month duration
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)		0.10%			0.10%	0.10%				0.10%
Senior Secured Credit Facility | Secured overnight financing rate (SOFR) | Borrowings, three months duration
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)		0.15%			0.15%	0.15%				0.15%
Senior Secured Credit Facility | Secured overnight financing rate (SOFR) | Borrowings, six month duration
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)		0.25%			0.25%	0.25%				0.25%
Senior Secured Credit Facility | Floating interest rate
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)		2.125%			2.125%	2.125%
Senior Secured Credit Facility | Third Amended and Restated Credit Agreement
Disclosure of financial liabilities [line items]
Notional amount										$ 450,000
Senior Secured Credit Facility | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)										0.47813%
Senior Secured Credit Facility | Bottom of range | Floating interest rate
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)										2.125%
Senior Secured Credit Facility | Top of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)										0.73125%
Senior Secured Credit Facility | Top of range | Floating interest rate
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)										3.25%
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Notional amount											$ 500,000
Debt interest rate (as a percent)											6.25%
Increase in fair value of embedded derivative		$ (1,959)		4,429
Borrowings		492,691		494,414					$ 489,763
Senior Notes due 2029 | At fair value
Disclosure of financial liabilities [line items]
Derivative financial assets											$ 4,806
Increase in fair value of embedded derivative		1,959
Borrowings		471,600
Senior Notes due 2029 | Prior to September 1, 2024
Disclosure of financial liabilities [line items]
Percentage of aggregate principal amount of borrowings (as a percent)											100.00%
Premium percentage of principal amount of borrowings (as a percent)											1.00%
Borrowings, additional basis points											0.50%
Percentage of original principal amount of borrowings (as a percent)											40.00%
Redemption percentage of aggregate principal amount of borrowings (as a percent)											106.25%
Senior Notes due 2029 | September 1, 2024
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)											103.125%
Senior Notes due 2029 | September 1, 2025
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)											101.563%
Senior Notes due 2029 | After September 1, 2026
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)											100.00%
Letters of Credit not Secured by Revolving Credit Facility | Bottom of range | Fixed interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)										0.90%
Letters of Credit not Secured by Revolving Credit Facility | Top of range | Fixed interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)										1.33%
Letter of Credit Secured by Revolving Credit Facility
Disclosure of financial liabilities [line items]
Borrowings		204,280		$ 62,664
First Letter of Credit Secured by Revolving Credit Facility
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity		$ 139,463			€ 126,211
Borrowings					€ 126,211	$ 426		$ 426
Borrowings undrawn standby fee (as a percent)		2.125%			2.125%	2.125%
Borrowings, front fee (as a percent)		0.25%			0.25%	0.25%
Second Letter of Credit Secured by Revolving Credit Facility
Disclosure of financial liabilities [line items]
Borrowings | €					€ 58,216		€ 58,216
Borrowings, front fee (as a percent)		0.90%			0.90%	0.90%